Other Current and Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Current and Long-term Liabilities
Schedule of other current liabilities

Other current liabilities consisted of the following as at December 31 (in thousands):

	2013	2012
Fair value of swaps	$109,431	$130,100
Other current liabilities	5,267	365

Total	$114,698	$130,465

Schedule of other long-term liabilities

Other long-term liabilities consisted of the following at December 31 (in thousands):

	2013	2012
Fair value of swaps	$59,077	$176,948
Other long-term liabilities	9,103	10,315

Total	$68,180	$187,263